Related Party Transactions - Founder Shares (Details)						1 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 08, 2021 shares	Aug. 04, 2020 D $ / shares shares	Jul. 30, 2020 shares	Jul. 15, 2020 USD ($) shares	May 19, 2020 USD ($) D shares	Jul. 31, 2020 shares	Jun. 30, 2022 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 $ / shares shares
Related Party Transaction [Line Items]
Common stock, shares issued							153,600,000	153,539,011	153,549,011
Common stock, shares outstanding							153,300,000	153,303,505	153,313,505
Cik0001812667 Cc Neuberger Principal Holdings Ii
Related Party Transaction [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination							30 days		30 days
Number of shares held (in shares)			25,700,000
Percentage of founder shares equal		20			20
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00							$ 12.00
Number of trading days at 12.00 per share or more within 30-day trading period triggering release of lock-up | D		20			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination									1 year
Shares Subject To Forfeitures		0	2,700,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Class B
Related Party Transaction [Line Items]
Common stock, shares issued			25,700,000				25,700,000	25,700,000	25,700,000
Common stock, shares outstanding			25,700,000				25,700,000	25,700,000	25,700,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Class A
Related Party Transaction [Line Items]
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days			30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days			150 days
Sponsor | Cik0001812667 Cc Neuberger Principal Holdings Ii
Related Party Transaction [Line Items]
Capital contribution | $					$ 25,000
Issuance of Class B ordinary shares to Sponsor (in shares)				22,250,000
Issuance of Class B ordinary shares to Sponsor | $				$ 22,250,000				$ 25,000
Shares Subject To Forfeitures		0
Sponsor | Cik0001812667 Cc Neuberger Principal Holdings Ii | Independent Director
Related Party Transaction [Line Items]
Number of shares transferred (in shares)	40,000					40,000
Sponsor | Cik0001812667 Cc Neuberger Principal Holdings Ii | Class B
Related Party Transaction [Line Items]
Common stock, shares issued					7,875,000